Debt (Notes and debentures) (Details) $ in Millions, $ in Millions	Nov. 01, 2023 CAD ($)	May 15, 2023 USD ($)	May 15, 2023 CAD ($)	May 10, 2023 CAD ($)	Nov. 15, 2022 USD ($)	Nov. 15, 2022 CAD ($)	Aug. 05, 2022 CAD ($)	Dec. 31, 2023	Nov. 01, 2023 USD ($)	Nov. 01, 2023 CAD ($)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CAD ($)
Debt Instrument [Line Items]
Proceeds from debt issuance	$ 824			$ 1,730			$ 1,901
Canadian National series, 5.85% 10-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount									$ 300	$ 416
Interest rate								5.85%	5.85%	5.85%
Canadian National series, 6.13% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount									$ 300	$ 416
Interest rate								6.13%	6.13%	6.13%
Canadian National series, 7.63% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate		7.63%	7.63%					7.63%
Repayment of debt		$ 150	$ 203
Canadian National series, 4.15% 7-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount				$ 550
Interest rate				4.15%				4.15%
Canadian National series, 4.40% 10-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount				$ 400
Interest rate				4.40%				4.40%
Canadian National series, 4.70% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount				$ 800
Interest rate				4.70%				4.70%
Canadian National series, 2.25% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate					2.25%	2.25%
Repayment of debt					$ 250	$ 332
Canadian National series, 3.85% 10-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount											$ 800	$ 1,028
Interest rate								3.85%			3.85%	3.85%
Canadian National series, 4.40% 30-year notes [Member]
Debt Instrument [Line Items]
Debt issued, face amount											$ 700	$ 900
Interest rate								4.40%			4.40%	4.40%